Capital and Reserves - Summary of Movement of Share Capital And Share Premium (Detail) € / shares in Units, € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€) € / shares shares
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Number of shares outstanding, Opening | shares	260,633,072
Number of shares outstanding, Closing | shares	350,169,438
Share Capital, Opening	€ 55,243
Share Capital, Closing	65,987 [1]
Share premium, Opening	531,113
Share premium, Closing	3,825
Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share Capital, Closing	39,234
Class B Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share Capital, Closing	€ 16,201
January 2025 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares | shares	16,189
Price Per Share | € / shares	€ 0.12
Stock option plan execution in share capital	€ 2
Increase Decrease Through Stock Option Plan Execution In Share Premium | shares	41
January 2025 | Class A Ordinary Shares [Member] | ATM [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares | shares	739,742
Price Per Share | € / shares	€ 0.12
Share capital increase	€ 89
Share premium increase	€ 314
February 2025 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares | shares	574,272
Price Per Share | € / shares	€ 0.12
Stock option plan execution in share capital	€ 69
Increase Decrease Through Stock Option Plan Execution In Share Premium | shares	903
February 2025 | Class A Ordinary Shares [Member] | Private Placement [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares | shares	26,707,142
Price Per Share | € / shares	€ 0.12
Share capital increase	€ 3,205
Share premium increase	€ 6,204
March 2025 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares | shares	197,136
Price Per Share | € / shares	€ 0.12
Stock option plan execution in share capital	€ 24
Increase Decrease Through Stock Option Plan Execution In Share Premium | shares	463
April 2025 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares | shares	309,899
Price Per Share | € / shares	€ 0.12
Stock option plan execution in share capital	€ 37
Increase Decrease Through Stock Option Plan Execution In Share Premium | shares	1,490
May 2025 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares | shares	16,170
Price Per Share | € / shares	€ 0.12
Stock option plan execution in share capital	€ 2
Increase Decrease Through Stock Option Plan Execution In Share Premium | shares	28
June 2025
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Increase Decrease Through Off Sett Share Premium And Accumulated Deficit In Share Premium	€ (542,972)
June 2025 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares | shares	757,242
Price Per Share | € / shares	€ 0.12
Stock option plan execution in share capital	€ 91
Increase Decrease Through Stock Option Plan Execution In Share Premium | shares	199
June 2025 | Class A Ordinary Shares [Member] | Private Placement [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares | shares	22,458,944
Price Per Share | € / shares	€ 0.12
Share capital increase	€ 2,695
Share premium increase	€ 2,217
June 2025 | Class A Ordinary Shares [Member] | Private Placement - SETT [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares | shares	37,759,630
Price Per Share | € / shares	€ 0.12
Share capital increase	€ 4,531
Share premium increase	€ 3,825

[1]	Unaudited